Research and Development Expenses	12 Months Ended
Dec. 31, 2023
Research and Development Expenses
Research and Development Expenses

20. Research and Development Expenses

Research and development expenses are summarized as follows:

	Year Ended December 31,
	2023	2022	2021

	(in US$’000)
Clinical trial related costs	199,728	255,935	190,051
Personnel compensation and related costs	93,030	119,306	91,639
Other research and development expenses	9,243	11,652	17,396
	302,001	386,893	299,086

The Group has entered into multiple collaborative arrangements under ASC 808 to evaluate the combination of the Group’s drug compounds with the collaboration partners’ drug compounds. For the years ended December 31, 2023, 2022 and 2021, the Group has incurred research and development expenses of US$22.0 million, US$14.7 million and US$18.4 million respectively, related to such collaborative arrangements.